Trade Receivables and Other - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of trade and other receivables [line items]
Reversal of impairment allowance	€ 1,100,000		€ 700,000
Factored assets	601,000,000		642,000,000
Factored assets, derecognized from Consolidated Statement of Financial Position	446,000,000		473,000,000
Factored assets, recognized in Consolidated Statement of Financial Position	155,000,000		169,000,000
Debt due factor	€ 0		0
Finance lease receivables			€ 12,000,000
Factoring of receivables [member] | Muscle Shoals factoring facility [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 375,000,000
Trade receivable factoring agreement maturity date	Jan. 24, 2020	Jan. 24, 2020
France [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 235,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
Germany Switzerland and Czech Republic [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 150,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
United States [member] | Factoring of receivables [member] | Constellium automotive [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
Trade receivable factoring agreement maturity date	Dec. 11, 2019	Dec. 11, 2019
United States [member] | Factoring of receivables amendment [member] | Constellium automotive [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 33,000,000